ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2025
WuhaWuhan YoungWill Network Technology Co Ltd [Member]
Business Combination [Line Items]
SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED BASED ON THEIR FAIR VALUE

On the acquisition date of October 2, 2024, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

Amount
Fair value of consideration transferred	$3,311,721
Fair value of contingent consideration payables	404,418
Fair value of consideration transferred	3,716,139

Fair value of the assets acquired and the liabilities assumed
Net working capital (3)	149,294
Intangible assets – Customer relationships	3,904,524
Intangible assets – Agency contract rights	1,809,761
Intangible assets – Brand name	669,754
Non-operating asset/liability	866,642
Deferred tax liability(4)	(1,596,010)
Less: Redeemable non-controlling interests	(2,841,123)
Total identifiable assets	2,962,842
Goodwill	$753,297

(3)	Among which, cash acquired from acquisition of Young Will was $296,139.

(4)	Deferred tax liabilities were calculated based on appreciation fair value of all intangible assets multiplied by income tax rate.